Borrowings (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 1,980,501	$ 1,500,562	$ 1,382,411
1 year or less
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	422,746	132,756	134,428
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	230,464	187,150	153,303
2 to 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	523,855	418,061	227,368
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 803,436	$ 762,595	$ 867,312

[1]	The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.